As filed with the Securities and Exchange Commission on May 14, 2012

Securities Act of 1933 File No. 002-74436

Investment Company Act of 1940 File No. 811-03287

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 37

New Alternatives Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

150 Broadhollow Road, Suite PH2

Melville, NY 11747

(Address of Principal Executive Office) (Zip Code)

(631) 423-7373

Registrant’s Telephone Number, including Area Code:

COPIES TO:

David Schoenwald, President	Terrance James Reilly, Esq.
New Alternatives Fund, Inc.	Montgomery, McCracken, Walker & Rhoads, LLP
150 Broadhollow Road, Suite PH2	123 South Broad Street
Melville, NY 11747	Avenue of the Arts
(Name and Address of Agent for Service)	Philadelphia, PA 19109

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 37 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Melville and State of New York on the 14 day of May, 2012.

NEW ALTERNATIVES FUND, INC.

BY:	/s/ David J. Schoenwald
David J. Schoenwald, Chairperson of the Board, President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 37 to the Registration Statement of New Alternatives Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Capacity	Date

	/s/ DAVID J. SCHOENWALD David J. Schoenwald	Chairperson of the Board, President and Treasurer	May 14, 2012

	/s/ JONATHAN D. BEARD Jonathan D. Beard*	Director	May 14, 2012

	/s/ SUSAN HICKEY Susan Hickey*	Director	May 14, 2012

	/s/ PRESTON V. PUMPHREY Preston V. Pumphrey*	Director	May 14, 2012

	/s/ SHARON REIER Sharon Reier*	Director	May 14, 2012

	/s/ MURRAY D. ROSENBLITH Murray D. Rosenblith*	Director and Assistant Secretary	May 14, 2012

	/s/ JEFFREY E. PERLMAN Jeffrey E. Perlman*	Director	May 14, 2012

*	By: /s/ David J. Schoenwald David J. Schoenwald Attorney-in-Fact Pursuant to Power of Attorney

SCHEDULE OF EXHIBITS TO FORM N-1A

New Alternatives Fund, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase